RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended			5 Months Ended	12 Months Ended
	Feb. 28, 2023	Apr. 30, 2023	Aug. 31, 2022	May 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Settlement of liabilities on behalf of entity by related party, related party transactions						$ 433,140
Non-adjusting event [member]
IfrsStatementLineItems [Line Items]
Settlement of liabilities by entity on behalf of related party, related party transactions		$ 230,000
Tiziana Life Sciences Ltd [member]
IfrsStatementLineItems [Line Items]
Accrued interest					$ 98,627	98,627
Borrowing due amount					2,207,209	2,207,209
Tiziana Life Sciences Ltd [member] | Shortterm Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Maximum borrowing capacity amount			$ 2,000,000
Description of borrowing interest rates			The loan is available for a period of 6 months upon first draw-down and carries an interest rate of 16% per annum, with additional default interest of 4% if the loan is not repaid after the 6-month period.
Interest rate								16.00%
Tiziana Life Sciences Ltd [member] | Additional Shortterm Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Maximum borrowing capacity amount	$ 500,000
Additional interest rate								4.00%
Accrued interest					7,902	7,902
Borrowings					488,009	488,009
Repayment of principal of borrowings					7,902	7,902
Tiziana Life Sciences Ltd [member] | Service agreement [member]
IfrsStatementLineItems [Line Items]
Service received related party transaction						159,501	$ 107,132
Amounts payable related party transaction					184,150	$ 184,150	$ 47,041
Gabriele Cerrone [Member]
IfrsStatementLineItems [Line Items]
Directors fees				$ 96,872	$ 61,736
Number of ADS's purchased						25,000
Market cost of depositary shares						$ 96,872
John Brancaccio [Member]
IfrsStatementLineItems [Line Items]
Directors fees						$ 3,293